Cover Document and Entity Information	Dec. 17, 2020
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	THE HARTFORD FINANCIAL SERVICES GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13958
Entity Tax Identification Number	13-3317783
Entity Address, Address Line One	One Hartford Plaza
Entity Address, City or Town	Hartford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06155
City Area Code	(860)
Local Phone Number	547-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000874766
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Common Stock, par value $0.01 per share [Member]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HIG
Security Exchange Name	NYSE
6.10% Notes due October 1, 2041 [Member]
Title of 12(b) Security	6.10% Notes due October 1, 2041
Trading Symbol	HIG 41
Security Exchange Name	NYSE
7.875% Fixed-to-Floating Rate Junior Subordinated Debentures due 2042 [Member]
Title of 12(b) Security	7.875% Fixed-to-Floating Rate Junior Subordinated Debentures due 2042
Trading Symbol	HGH
Security Exchange Name	NYSE
Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share [Member]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/1,00th Interest in a Share of 6.000% Non-Cumulative Preferred Stock, Series G, par value $0.01 per share
Trading Symbol	HIG PR G
Security Exchange Name	NYSE